Cover Page	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 12, 2025
Entity Registrant Name	Planet Fitness, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37534
Entity Tax Identification Number	38-3942097
Entity Address, Address Line One	4 Liberty Lane West
Entity Address, City or Town	Hampton
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03842
City Area Code	603
Local Phone Number	750-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 Par Value
Trading Symbol	PLNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001637207
Amendment Flag	false